Commitments and contingencies (Details) - 12 months ended Dec. 31, 2025 ¥ in Millions	USD ($)	CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Capital expenditures totaling	$ 7,056,681	¥ 49.6